Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Commercial Mortgage-Backed Securities - Non-Agency 0.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United States 0.5%
AMSR Trust(a)
Subordinated Series 2022-SFR3 Class D
10/17/2039	4.000%		155,000	130,906
New Residential Mortgage Loan Trust(a)
Subordinated CMO Series 2022-SFR2 Class D
09/04/2039	4.000%		155,000	133,691
Pagaya AI Technology in Housing Trust(a)
Series 2022-1 Class D
08/25/2025	4.250%		100,000	89,830
Progress Residential Trust(a)
Subordinated Series 2022-SFR7 Class D
10/27/2027	5.500%		200,000	186,420
Total				540,847
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $565,952)				540,847

Corporate Bonds & Notes(b) 0.1%

Belgium 0.1%
European Union(a)
07/06/2051	0.700%	EUR	120,000	67,308
Total Corporate Bonds & Notes (Cost $86,674)				67,308

Foreign Government Obligations(c) 0.5%

Colombia 0.1%
Colombia Government International Bond
01/30/2030	3.000%		100,000	71,900
Mexico 0.3%
Mexico Government International Bond
04/27/2032	4.750%		140,000	125,987
04/27/2051	5.000%		200,000	153,901
Total				279,888
Panama 0.1%
Panama Government International Bond
09/29/2032	2.252%		200,000	140,663
Total Foreign Government Obligations (Cost $557,057)				492,451

Inflation-Indexed Bonds(b) 96.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 1.1%
Australia Government Bond(a)
09/20/2030	2.500%	AUD	382,737	261,860
11/21/2032	0.250%	AUD	110,470	60,829
08/21/2035	2.000%	AUD	296,511	192,722
08/21/2040	1.250%	AUD	133,551	76,238
02/21/2050	1.000%	AUD	126,591	63,842
Australia Government Index-Linked Bond(a)
09/20/2025	3.000%	AUD	578,546	394,559
Total				1,050,050
Canada 1.7%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	252,768	203,028
12/01/2031	4.000%	CAD	360,207	321,249
12/01/2036	3.000%	CAD	260,143	225,444
12/01/2041	2.000%	CAD	295,962	232,244
12/01/2044	1.500%	CAD	390,695	283,360
12/01/2047	1.250%	CAD	316,654	218,187
12/01/2050	0.500%	CAD	300,387	170,140
12/01/2054	0.250%	CAD	38,366	19,529
Total				1,673,181
Denmark 0.3%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,876,134	252,209
Denmark I/L Government Bond(a)
11/15/2030	0.100%	DKK	824,061	106,512
Total				358,721
France 8.0%
France Government Bond OAT(a)
03/01/2025	0.100%	EUR	420,908	418,641
07/25/2027	1.850%	EUR	966,045	1,035,094
07/25/2029	3.400%	EUR	400,083	482,908
07/25/2030	0.700%	EUR	724,966	740,771
07/25/2032	3.150%	EUR	504,581	624,994
07/25/2047	0.100%	EUR	494,606	428,060
French Republic Government Bond OAT(a)
07/25/2024	0.250%	EUR	657,409	665,198
03/01/2026	0.100%	EUR	488,968	487,810
03/01/2028	0.100%	EUR	459,425	451,759
03/01/2029	0.100%	EUR	398,413	388,378
07/25/2031	0.100%	EUR	445,208	429,811
03/01/2032	0.100%	EUR	263,853	254,287
03/01/2036	0.100%	EUR	198,662	184,278
07/25/2036	0.100%	EUR	80,282	72,895
07/25/2038	0.100%	EUR	863,328	771,831
07/25/2040	1.800%	EUR	168,267	194,415
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2022 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
07/25/2053	0.100%	EUR	213,100	182,215
Total				7,813,345
Germany 2.4%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(a)
04/15/2030	0.500%	EUR	954,383	979,325
Deutsche Bundesrepublik Inflation-Linked Bond(a)
04/15/2026	0.100%	EUR	640,446	642,297
04/15/2033	0.100%	EUR	173,330	171,258
04/15/2046	0.100%	EUR	520,942	533,821
Total				2,326,701
Italy 4.0%
Italy Buoni Poliennali Del Tesoro
05/15/2026	0.650%	EUR	200,203	191,357
05/15/2030	0.400%	EUR	688,397	590,391
Italy Buoni Poliennali Del Tesoro(a)
09/15/2026	3.100%	EUR	476,091	502,385
05/15/2028	1.300%	EUR	605,540	576,250
09/15/2032	1.250%	EUR	693,044	611,716
05/15/2033	0.100%	EUR	319,762	243,555
09/15/2035	2.350%	EUR	543,637	529,810
09/15/2041	2.550%	EUR	551,102	556,140
05/15/2051	0.150%	EUR	251,568	145,929
Total				3,947,533
Japan 3.0%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	753,200	5,322
03/10/2024	0.100%	JPY	107,000	760
09/10/2024	0.100%	JPY	44,346,600	316,204
03/10/2025	0.100%	JPY	94,495,800	674,979
03/10/2026	0.100%	JPY	56,994,665	411,520
03/10/2027	0.100%	JPY	60,086,350	439,621
03/10/2028	0.100%	JPY	31,172,764	225,858
03/10/2029	0.100%	JPY	49,676,067	362,066
03/10/2030	0.200%	JPY	18,265,876	134,993
03/10/2031	0.005%	JPY	27,748,426	203,517
03/10/2032	0.005%	JPY	20,100,501	148,247
Total				2,923,087
New Zealand 0.4%
New Zealand Government Inflation-Linked Bond(a)
09/20/2030	3.000%	NZD	106,863	63,464
09/20/2035	2.500%	NZD	295,794	165,935
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	281,133	155,609
Total				385,008
Spain 2.5%
Spain Government Inflation-Linked Bond
11/30/2023	0.150%	EUR	223,296	223,515
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain Government Inflation-Linked Bond(a)
11/30/2024	1.800%	EUR	472,886	492,753
11/30/2027	0.650%	EUR	540,414	534,914
11/30/2030	1.000%	EUR	576,388	568,252
11/30/2033	0.700%	EUR	657,293	604,892
Total				2,424,326
Sweden 0.7%
Sweden Inflation-Linked Bond
06/01/2025	1.000%	SEK	3,544,899	334,922
12/01/2028	3.500%	SEK	1,818,667	203,005
Sweden Inflation-Linked Bond(a)
06/01/2030	0.125%	SEK	397,363	36,561
06/01/2032	0.125%	SEK	710,877	65,901
06/01/2039	0.125%	SEK	271,936	25,135
Total				665,524
United Kingdom 19.4%
United Kingdom Gilt Inflation-Linked Bond(a)
03/22/2024	0.125%	GBP	70,787	80,770
03/22/2026	0.125%	GBP	717,655	807,203
11/22/2027	1.250%	GBP	70,738	84,051
08/10/2028	0.125%	GBP	245,816	275,075
03/22/2029	0.125%	GBP	224,059	249,976
07/22/2030	4.125%	GBP	319,446	494,506
11/22/2032	1.250%	GBP	608,531	754,750
03/22/2034	0.750%	GBP	620,697	739,610
01/26/2035	2.000%	GBP	590,298	856,184
11/22/2036	0.125%	GBP	514,761	581,202
11/22/2037	1.125%	GBP	695,758	905,378
03/22/2040	0.625%	GBP	697,422	862,145
08/10/2041	0.125%	GBP	533,080	607,810
11/22/2042	0.625%	GBP	686,515	859,985
03/22/2044	0.125%	GBP	736,169	837,259
03/22/2046	0.125%	GBP	644,359	735,498
11/22/2047	0.750%	GBP	634,459	838,554
08/10/2048	0.125%	GBP	474,597	545,027
03/22/2050	0.500%	GBP	606,865	763,920
03/22/2051	0.125%	GBP	262,555	300,929
03/22/2052	0.250%	GBP	694,766	834,056
11/22/2055	1.250%	GBP	583,904	946,558
11/22/2056	0.125%	GBP	339,204	418,025
03/22/2058	0.125%	GBP	492,228	623,435
03/22/2062	0.375%	GBP	647,604	918,262
11/22/2065	0.125%	GBP	339,992	460,354
03/22/2068	0.125%	GBP	564,452	782,888
03/22/2073	0.125%	GBP	44,525	70,166
United Kingdom Inflation-Linked Gilt(a)
07/17/2024	2.500%	GBP	687,128	858,307
08/10/2031	0.125%	GBP	432,500	488,193
03/22/2039	0.125%	GBP	329,637	376,635
Total				18,956,711

2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2022 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 52.5%
U.S. Treasury Inflation-Indexed Bond
04/15/2023	0.625%	205,755	202,683
04/15/2024	0.500%	1,321,571	1,283,809
07/15/2024	0.125%	1,684,476	1,626,613
01/15/2025	0.250%	1,845,048	1,764,496
01/15/2025	2.375%	1,328,154	1,331,829
04/15/2025	0.125%	1,448,113	1,372,967
07/15/2025	0.375%	2,042,687	1,951,303
10/15/2025	0.125%	1,387,348	1,310,637
01/15/2026	0.625%	1,708,239	1,630,521
01/15/2026	2.000%	1,425,567	1,420,673
04/15/2026	0.125%	1,485,621	1,387,451
07/15/2026	0.125%	1,558,621	1,457,816
10/15/2026	0.125%	1,344,458	1,252,724
01/15/2027	0.375%	1,314,094	1,227,326
01/15/2027	2.375%	1,035,751	1,051,570
04/15/2027	0.125%	3,741,107	3,449,166
07/15/2027	0.375%	1,090,062	1,017,076
01/15/2028	1.750%	791,969	784,491
04/15/2028	3.625%	972,686	1,057,069
07/15/2028	0.750%	848,636	797,741
01/15/2029	0.875%	1,552,473	1,460,114
01/15/2029	2.500%	810,726	839,324
04/15/2029	3.875%	901,120	1,008,896
07/15/2029	0.250%	1,893,755	1,707,743
01/15/2030	0.125%	1,658,232	1,466,821
07/15/2030	0.125%	1,432,894	1,262,241
01/15/2031	0.125%	1,570,633	1,372,915
07/15/2031	0.125%	1,774,199	1,547,760
01/15/2032	0.125%	1,827,665	1,582,586
04/15/2032	3.375%	277,081	315,811
07/15/2032	0.625%	1,060,498	963,821
02/15/2040	2.125%	744,323	773,927
02/15/2041	2.125%	987,624	1,018,849
02/15/2042	0.750%	1,086,968	873,860
02/15/2043	0.625%	1,011,598	777,199
02/15/2044	1.375%	1,017,000	905,448
02/15/2045	0.750%	912,173	703,189
02/15/2046	1.000%	831,516	673,842
02/15/2047	0.875%	754,826	591,954
02/15/2048	1.000%	798,971	647,177
02/15/2049	1.000%	494,508	402,558
02/15/2050	0.250%	610,772	400,727
02/15/2051	0.125%	34,139	21,434
02/15/2052	0.125%	792,911	502,305
U.S. Treasury Inflation-Indexed Bond(d)
01/15/2028	0.500%	2,340,863	2,174,034
Total			51,372,496
Total Inflation-Indexed Bonds (Cost $117,339,487)			93,896,683

Residential Mortgage-Backed Securities - Agency 1.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.4%
Uniform Mortgage-Backed Security TBA(e)
10/13/2052	3.500%	734,448	660,946
10/13/2052 - 11/14/2052	4.500%	736,278	700,782
Total			1,361,728
Total Residential Mortgage-Backed Securities - Agency (Cost $1,396,998)			1,361,728

Residential Mortgage-Backed Securities - Non-Agency 0.6%

United States 0.6%
CSMC Trust(a),(f)
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	272,462	265,019
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2022-1 Class A1
07/25/2067	5.082%	105,668	102,688
SG Residential Mortgage Trust(a),(f)
CMO Series 2022-2 Class A1
09/25/2067	5.345%	99,765	97,668
Verus Securitization Trust(a),(f)
CMO Series 2022-7 Class A1
07/25/2067	5.350%	112,145	108,880
Total			574,255
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $587,508)			574,255

Options Purchased Calls 0.0%
Value ($)
(Cost $66,312)	35,440

Options Purchased Puts 0.1%

(Cost $66,177)	111,285

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(h),(i)	1,428,460	1,427,746
Total Money Market Funds (Cost $1,427,746)		1,427,746
Total Investments in Securities (Cost $122,093,911)		98,507,743
Other Assets & Liabilities, Net		(697,672)
Net Assets		$97,810,071

At September 30, 2022, securities and/or cash totaling $468,055 were pledged as collateral.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2022 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,475,000 CAD	1,900,877 USD	Citi	10/04/2022	109,151	—
187,000 EUR	188,068 USD	Citi	10/04/2022	4,798	—
4,562,000 GBP	5,341,778 USD	Citi	10/04/2022	248,077	—
25,000 GBP	26,521 USD	Citi	10/04/2022	—	(1,392)
17,027,591 JPY	121,386 USD	Citi	10/04/2022	3,736	—
97,000 NZD	59,317 USD	Citi	10/04/2022	5,031	—
287,167 USD	286,828 EUR	Citi	10/04/2022	—	(6,061)
2,993,276 USD	2,702,000 GBP	Citi	10/04/2022	23,642	—
655,483 USD	566,000 GBP	Citi	10/04/2022	—	(23,516)
40,811 USD	63,000 AUD	Citi	10/05/2022	—	(512)
63,000 AUD	40,822 USD	Citi	11/03/2022	509	—
149,000 DKK	19,615 USD	Citi	11/03/2022	—	(68)
2,702,000 GBP	2,994,951 USD	Citi	11/03/2022	—	(23,994)
30,000 NZD	17,062 USD	Citi	11/03/2022	272	—
57,237 USD	88,993 AUD	Citi	11/03/2022	—	(291)
1,135,877 USD	1,157,072 EUR	Citi	11/03/2022	530	—
17,313 USD	30,604 NZD	Citi	11/03/2022	—	(184)
1,664,000 AUD	1,150,519 USD	Deutsche Bank	10/04/2022	86,141	—
27,000 CAD	20,479 USD	Deutsche Bank	10/04/2022	933	—
2,655,000 DKK	358,898 USD	Deutsche Bank	10/04/2022	8,934	—
20,168,800 EUR	20,269,295 USD	Deutsche Bank	10/04/2022	502,863	—
17,274,800 EUR	16,923,258 USD	Deutsche Bank	10/04/2022	—	(6,910)
16,188,879 GBP	18,964,948 USD	Deutsche Bank	10/04/2022	889,255	—
16,349,879 GBP	18,242,943 USD	Deutsche Bank	10/04/2022	—	(12,514)
404,158,000 JPY	2,929,583 USD	Deutsche Bank	10/04/2022	137,086	—
606,000 NZD	373,524 USD	Deutsche Bank	10/04/2022	34,376	—
7,424,000 SEK	698,937 USD	Deutsche Bank	10/04/2022	29,967	—
1,076,374 USD	1,658,000 AUD	Deutsche Bank	10/04/2022	—	(15,834)
1,828,001 USD	2,500,226 CAD	Deutsche Bank	10/04/2022	—	(18,014)
349,983 USD	2,655,000 DKK	Deutsche Bank	10/04/2022	—	(19)
33,812,260 USD	34,549,600 EUR	Deutsche Bank	10/04/2022	48,076	—
2,616,155 USD	2,646,441 EUR	Deutsche Bank	10/04/2022	—	(22,511)
35,681,633 USD	32,377,758 GBP	Deutsche Bank	10/04/2022	469,753	—
1,609,778 USD	1,382,594 GBP	Deutsche Bank	10/04/2022	—	(66,042)
2,878,894 USD	415,847,000 JPY	Deutsche Bank	10/04/2022	—	(5,633)
399,005 USD	698,000 NZD	Deutsche Bank	10/04/2022	—	(8,369)
664,802 USD	7,424,000 SEK	Deutsche Bank	10/04/2022	4,168	—
45,011 USD	6,507,000 JPY	Deutsche Bank	10/05/2022	—	(47)
1,658,000 AUD	1,076,713 USD	Deutsche Bank	11/03/2022	15,776	—
2,422,000 CAD	1,768,087 USD	Deutsche Bank	11/03/2022	14,882	—
2,655,000 DKK	350,710 USD	Deutsche Bank	11/03/2022	—	(17)
19,061,800 EUR	18,678,819 USD	Deutsche Bank	11/03/2022	—	(42,537)
16,188,879 GBP	17,615,653 USD	Deutsche Bank	11/03/2022	—	(472,181)
698,000 NZD	399,031 USD	Deutsche Bank	11/03/2022	8,367	—
7,424,000 SEK	665,681 USD	Deutsche Bank	11/03/2022	—	(4,205)
67,931 USD	93,348 CAD	Deutsche Bank	11/03/2022	—	(360)
10,984 USD	83,198 DKK	Deutsche Bank	11/03/2022	6	—
979,720 USD	997,000 EUR	Deutsche Bank	11/03/2022	—	(526)
3,540,553 USD	3,169,281 GBP	Deutsche Bank	11/03/2022	485	—
29,136 USD	322,903 SEK	Deutsche Bank	11/03/2022	—	—
422,354,000 JPY	2,932,287 USD	Deutsche Bank	11/04/2022	5,337	—
248,000 EUR	2,509,523 NOK	Deutsche Bank	12/21/2022	—	(13,666)
1,297,427 NOK	124,000 EUR	Deutsche Bank	12/21/2022	2,907	—
Total				2,655,058	(745,403)

4	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2022 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SONIA	3	03/2023	GBP	712,500	—	(11,575)
3-Month SONIA	1	12/2023	GBP	235,500	—	(2,381)
Long Gilt	10	12/2022	GBP	964,000	—	(147,268)
U.S. Treasury 2-Year Note	1	12/2022	USD	205,391	421	—
U.S. Treasury 2-Year Note	11	12/2022	USD	2,259,297	—	(5,496)
U.S. Treasury Ultra Bond	4	12/2022	USD	548,000	—	(23,738)
Total					421	(190,458)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(11)	12/2022	EUR	(1,523,390)	42,841	—
U.S. Long Bond	(1)	12/2022	USD	(126,406)	9,342	—
U.S. Treasury 5-Year Note	(17)	12/2022	USD	(1,827,633)	18,948	—
U.S. Treasury 5-Year Note	(1)	12/2022	USD	(107,508)	—	(419)
U.S. Treasury Ultra 10-Year Note	(2)	12/2022	USD	(236,969)	4,722	—
Total					75,853	(419)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	1,617,000	1,617,000	2.87	08/30/2023	59,869	28,877
U.S. Long Bond	UBS	USD	632,031	5	128.00	10/21/2022	6,443	6,563
Total							66,312	35,440

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	1,617,000	1,617,000	2.87	08/30/2023	59,869	111,228
EUR Put/NOK Call	Deutsche Bank	EUR	667,000	667,000	9.65	11/16/2022	6,308	57
Total							66,177	111,285

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(1,069,994)	(1,069,994)	2.54	8/07/2023	(38,012)	(11,188)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(2,491,000)	(2,491,000)	3.18	6/13/2023	(98,644)	(53,884)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(841,554)	(841,554)	3.19	6/15/2023	(32,232)	(18,751)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(205,000)	(205,000)	2.75	7/19/2023	(7,438)	(2,709)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(540,000)	(540,000)	2.44	8/10/2023	(18,940)	(4,939)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(601,000)	(601,000)	2.68	8/21/2023	(21,696)	(8,020)
U.S. Long Bond	UBS	USD	(632,031)	(5)	134.00	10/21/2022	(1,057)	(1,016)
Total							(218,019)	(100,507)

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2022 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month EURIBOR	Deutsche Bank	EUR	(120,000)	(120,000)	2.90	12/02/2022	(1,244)	(4,184)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month EURIBOR	Deutsche Bank	EUR	(120,000)	(120,000)	3.25	03/22/2023	(2,267)	(4,191)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(2,491,000)	(2,491,000)	3.18	06/13/2023	(98,644)	(126,265)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(841,554)	(841,554)	3.19	06/15/2023	(32,231)	(42,114)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(205,000)	(205,000)	2.75	07/19/2023	(7,352)	(15,456)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(540,000)	(540,000)	2.44	08/10/2023	(18,940)	(51,750)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(601,000)	(601,000)	2.68	08/21/2023	(21,696)	(48,198)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(1,069,994)	(1,069,994)	2.54	08/07/2023	(38,012)	(95,087)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,140,000)	(1,140,000)	3.50	08/25/2027	(25,024)	(44,356)
EUR Put/NOK Call	Deutsche Bank	EUR	(667,000)	(667,000)	9.35	11/16/2022	(1,952)	(5)
Total							(247,362)	(431,606)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.915%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/22/2024	USD	630,000	(4,879)	—	—	—	(4,879)
Fixed rate of 2.175%	SONIA	Receives Annually, Pays Annually	Goldman Sachs	05/04/2027	GBP	1,680,000	(213,669)	—	—	—	(213,669)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 3.080%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2027	EUR	100,000	(2,109)	—	—	—	(2,109)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.765%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/23/2027	USD	485,000	(6,927)	—	—	—	(6,927)
UK Retail Price Index All Items Monthly	Fixed rate of 3.570%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2027	GBP	725,000	142,261	—	—	142,261	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.710%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2028	GBP	380,000	68,909	—	—	68,909	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.715%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	400,000	66,906	—	—	66,906	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.699%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2031	GBP	270,000	52,373	—	—	52,373	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.721%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/15/2031	GBP	250,000	47,911	—	—	47,911	—
Fixed rate of 2.527%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/15/2031	EUR	343,000	(15,426)	—	—	—	(15,426)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/15/2031	EUR	420,000	(20,526)	—	—	—	(20,526)
Fixed rate of 1.868%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/15/2031	EUR	1,015,000	(92,448)	—	—	—	(92,448)
Fixed rate of 2.829%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	07/05/2032	USD	370,432	(22,051)	—	—	—	(22,051)
6	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.781%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	07/05/2032	USD	370,433	(23,529)	—	—	—	(23,529)
Fixed rate of 2.707%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	07/06/2032	USD	250,400	(17,469)	—	—	—	(17,469)
Fixed rate of 2.619%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	07/07/2032	USD	168,378	(12,993)	—	—	—	(12,993)
Fixed rate of 2.597%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	07/26/2032	USD	148,983	(11,896)	—	—	—	(11,896)
SOFR	Fixed rate of 2.754%	Receives Annually, Pays Annually	Goldman Sachs	08/23/2032	USD	310,000	20,881	—	—	20,881	—
SOFR	Fixed rate of 2.925%	Receives Annually, Pays Annually	Goldman Sachs	09/01/2032	USD	326,717	17,408	—	—	17,408	—
SOFR	Fixed rate of 2.934%	Receives Annually, Pays Annually	Goldman Sachs	09/02/2032	USD	309,000	16,253	—	—	16,253	—
SOFR	Fixed rate of 2.989%	Receives Annually, Pays Annually	Goldman Sachs	09/02/2032	USD	309,000	14,832	—	—	14,832	—
Fixed rate of 2.920%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	09/02/2032	USD	82,339	(4,426)	—	—	—	(4,426)
SOFR	Fixed rate of 3.078%	Receives Annually, Pays Annually	Goldman Sachs	09/09/2032	USD	182,000	7,416	—	—	7,416	—
Fixed rate of 2.670%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2032	EUR	100,000	2,541	—	—	2,541	—
SOFR	Fixed rate of 3.469%	Receives Annually, Pays Annually	Goldman Sachs	09/30/2032	USD	287,528	2,461	—	—	2,461	—
SOFR	Fixed rate of 3.559%	Receives Annually, Pays Annually	Goldman Sachs	10/03/2032	USD	431,300	468	—	—	468	—
Fixed rate of 3.479%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	10/04/2032	USD	202,000	(3)	—	—	—	(3)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.631%	Receives at Maturity, Pays at Maturity	Goldman Sachs	06/29/2052	USD	530,000	(46,284)	—	—	—	(46,284)
Fixed rate of 2.433%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2052	EUR	30,000	(465)	—	—	—	(465)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.475%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/21/2052	USD	20,000	(1,020)	—	—	—	(1,020)
Fixed rate of 2.441%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2052	EUR	30,000	(206)	—	—	—	(206)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.604%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2052	EUR	15,000	(649)	—	—	—	(649)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.426%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/17/2052	USD	20,000	(923)	—	—	—	(923)
Fixed rate of 2.523%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2052	EUR	30,000	718	—	—	718	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.485%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/20/2052	USD	40,000	(2,599)	—	—	—	(2,599)
Total							(39,159)	—	—	461,338	(500,497)

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2022 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
6-Month EURIBOR	Euro Interbank Offered Rate	1.809%
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	1.200%
SOFR	Secured Overnight Financing Rate	2.980%
SONIA	Sterling Overnight Index Average	2.190%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	10.100%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	8.202%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $37,159,321, which represents 37.99% of total net assets.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Represents a security purchased on a when-issued basis.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	3,241,255	34,858,434	(36,672,121)	178	1,427,746	(1,643)	8,502	1,428,460
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
8	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, September 30, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Third Quarter Report 2022	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7029_12_A01_(11/22)